Employees (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Workforce [Line Items]
Average number of employees	40	23	27
France
Disclosure Of Employee Workforce [Line Items]
Average number of employees	28	23	27
United States
Disclosure Of Employee Workforce [Line Items]
Average number of employees	12	0	0